Related parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Short-term compensation	R$ 41,181	R$ 51,814	R$ 54,396
Stock compensation	74,349	62,952	35,165
Post-employment benefits	3,592	4,767	4,206
Termination benefits	0	0	1,007
Total	R$ 119,122	R$ 119,533	R$ 94,774